Operating Income - Additional Information (Details) € in Thousands	12 Months Ended
	Dec. 31, 2022 EUR (€) bond	Dec. 31, 2021 EUR (€)	Dec. 31, 2020 EUR (€)
Disclosure Of Other Income [Line Items]
Total operating income	€ 26,566	€ 85,579	€ 7,758
Industrial income recognized	20,195	80,069	765
Revenue	26,566	85,579	7,758
Research tax credit (CIR)	6,371	5,510	6,993
Research Tax Credit		€ 7,911
Expense relating to resolution of dispute	€ 1,892
Genfit | Ipsen
Disclosure Of Other Income [Line Items]
Proportion of ownership interest in associate (as a percent)	8.00%	8.00%
C I R Tax Credit [Member]
Disclosure Of Other Income [Line Items]
Research tax credit (CIR)	€ 6,017	€ 5,282	€ 6,020
Ipsen
Disclosure Of Other Income [Line Items]
Total operating income	15,900
Deferred income	40,000
Sale price, clinical trial phase	40,000
Revenue	€ 15,900
Ipsen | Performance obligations satisfied over time
Disclosure Of Other Income [Line Items]
Number of Performance Obligations | bond	4